United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3181

(Investment Company Act File Number)

Federated Short-Intermediate Duration Municipal Trust
__________________________________________ _

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  06/30/2011

Date of Reporting Period:  Quarter ended 09/30/2010

Item 1.                      Schedule of Investments

Federated Short-Intermediate Duration Municipal Trust

Portfolio of Investments

September 30, 2010 (unaudited)

Principal Amount		Value
	Municipal Bonds – 93.0%
	Alabama – 5.6%
$3,920,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2014	4,464,998
9,850,000	Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery)/(Series B) ARS (Assured Guaranty Corp. INS), 0.950%, 10/1/2010	9,850,000
650,000	Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2010	651,989
500,000	Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2011	513,315
550,000	Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2012	573,710
8,000,000	Mobile, AL IDB, PCR Bonds (Series 2007C), 5.00% TOBs (Alabama Power Co.), Mandatory Tender 3/19/2015	8,982,560
1,000,000	Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011	1,034,230
1,000,000	Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2012	1,024,560
1,000,000	Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2013	1,032,530
1,170,000	Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2014	1,214,132
880,000	Saraland, AL, GO Warrants, 3.00%, 1/1/2012	906,541
895,000	Saraland, AL, GO Warrants, 3.50%, 1/1/2013	952,155
925,000	Saraland, AL, GO Warrants, 4.00%, 1/1/2014	1,015,141
960,000	Saraland, AL, GO Warrants, 4.50%, 1/1/2015	1,089,667
2,355,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2014	2,668,757
2,470,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2015	2,856,851
2,600,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2016	3,044,444
	TOTAL	41,875,580
	Alaska – 0.1%
1,000,000	North Slope Borough, AK, UT GO Bonds, 5.00%, 6/30/2012	1,072,920
	Arizona – 2.0%
3,500,000	Arizona State, COP (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2015	4,005,575
3,000,000	Maricopa County, AZ Pollution Control Corp., PCR Refunding Revenue Bonds (Series 2010A), 4.00% TOBs (Public Service Co., NM), Mandatory Tender 6/1/2043	3,066,570
7,260,000	Salt River Project, AZ Agricultural Improvement & Power District, COP, 5.00% (National Re Holdings Corp. INS), 12/1/2015	8,035,658
	TOTAL	15,107,803
	Arkansas – 1.7%
5,000,000	Arkansas State, Federal Highway Grant Anticipation & Tax Refunding Revenue Bonds (General Obligation)(Series 2010), 5.00%, 8/1/2013	5,600,100
5,000,000	Arkansas State, Federal Highway Grant Anticipation & Tax Refunding Revenue Bonds (General Obligation)(Series 2010), 5.00%, 8/1/2014	5,759,950
500,000	Beaver Water District of Benton and Washington Counties, AR, Refunding Revenue Bonds (Series 2010), 3.00%, 11/15/2017	525,495
1,190,000	Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	1,202,352
	TOTAL	13,087,897
	California – 10.9%
500,000	California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2014	543,970
1,205,000	California Health Facilities Financing Authority, Insured Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2011	1,207,651
1,500,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.50% (St. Joseph Health System), 7/1/2013	1,620,450
1,500,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 5.00% (St. Joseph Health System), 7/1/2014	1,672,230
4,000,000	California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009G), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	4,392,080
12,000,000	California Municipal Finance Authority, Revenue Bonds, 0.875% TOBs (Republic Services, Inc.), Mandatory Tender 1/3/2011	12,000,000
7,000,000	California Municipal Finance Authority, Revenue Bonds, 1.20% TOBs (Republic Services, Inc.), Mandatory Tender 10/1/2010	7,000,000

Principal Amount			Value
$8,000,000	[1]	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 2.375% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2013	8,082,320
2,000,000		California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004), 3.00% (Waste Management, Inc.), 9/1/2014	2,047,240
2,500,000		California PCFA, Solid Waste Refunding Revenue Bonds (Series 2010B), 1.00% TOBs (Republic Services, Inc.), Optional Tender 11/1/2010	2,499,925
5,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series 2010L), 5.00%, 5/1/2014	5,700,300
5,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series 2010L), 5.00%, 5/1/2015	5,805,750
4,375,000		California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	4,952,194
3,975,000		California Statewide CDA, Revenue Bonds (Series 2009A), 5.00% (Kaiser Permanente), 4/1/2013	4,326,748
1,500,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	1,549,155
4,195,000		Los Angeles, CA USD, Refunding COP (Series 2010A), 5.00%, 12/1/2015	4,667,734
11,485,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Water Revenue Bonds (Series 2010DE), 5.00%, 11/1/2017	13,713,779
		TOTAL	81,781,526
		Colorado – 2.3%
2,365,000		Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	2,398,654
100,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	99,664
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2010	501,940
1,300,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2011	1,333,696
2,135,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2012	2,221,446
2,900,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	3,278,276
1,975,000		Denver (City & County), CO, Airport System Revenue Bonds (Series 2006A), 5.00% (Denver, CO City & County Department of Aviation)/(National Re Holdings Corp. INS), 11/15/2015	2,258,887
2,700,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (Syncora Guarantee, Inc. INS), 12/1/2010	2,711,421
2,705,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (Syncora Guarantee, Inc. INS), 12/1/2011	2,775,411
		TOTAL	17,579,395
		Connecticut – 1.1%
2,630,000		Connecticut State, Refunding UT GO Bonds (Series 2001E), 5.00%, 11/15/2011	2,767,786
5,000,000		Connecticut State, UT GO Bonds (Series 2010C), 5.00%, 12/1/2013	5,658,750
		TOTAL	8,426,536
		District of Columbia – 0.4%
2,000,000		District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2015	2,244,840
1,000,000		District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 2/1/2012	1,040,020
		TOTAL	3,284,860
		Florida – 6.3%
10,000,000		Citizens Property Insurance Corp. FL, (Series A2), 2.00%, 4/21/2011	10,047,400
6,000,000		Florida State Board of Education Lottery, Refunding Revenue Bonds (Series 2010D), 5.00%, 7/1/2016	7,000,020
7,245,000		Florida State Board of Education, UT GO Capital Outlay Refunding Bonds (Series 2010A), 5.00%, 6/1/2017	8,607,495
2,000,000		Halifax Hospital Medical Center, FL, Hospital Refunding Revenue & Improvement (Series 2006A), 5.25%, 6/1/2015	2,193,980
1,000,000		Halifax Hospital Medical Center, FL, Hospital Refunding Revenue & Improvement Bonds (Series 2006A), 5.00%, 6/1/2012	1,048,680
875,000		Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/Sunbelt Obligated Group), 11/15/2010	880,031
125,000		Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/Sunbelt Obligated Group)/(Escrowed In Treasuries COL), 11/15/2010	125,683
5,000,000		Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.37%, 10/1/2014	4,948,450
3,000,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2007), 1.80% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2010	2,999,880

Principal Amount		Value
$3,445,000	Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (Syncora Guarantee, Inc. INS), 7/1/2011	3,551,347
3,000,000	Okeechobee County, FL, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	3,020,280
1,000,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2013	1,065,720
1,000,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2014	1,077,670
640,000	Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance, Inc. INS), 10/15/2011	659,219
	TOTAL	47,225,855
	Georgia – 1.8%
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 1999A), 5.50% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2012	3,263,970
2,100,000	Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(National Public Finance Guarantee Corporation INS), Mandatory Tender 4/1/2011	2,139,501
935,000	Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2010	938,787
2,000,000	Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 5.00%, 6/1/2012	2,149,140
2,000,000	Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	2,036,340
1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.00%, 1/1/2012	1,050,050
2,000,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2015	2,255,320
	TOTAL	13,833,108
	Illinois – 3.7%
2,000,000	Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2015	2,310,320
2,000,000	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds (Series 2010), 2.125% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 7/1/2014	2,017,660
760,000	Illinois Finance Authority, Refunding Revenue Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2011	766,452
800,000	Illinois Finance Authority, Refunding Revenue Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2012	823,504
1,510,000	Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2013	1,654,190
8,000,000	Illinois State, General Obligation Certificates of July, 2010, 3.00% TRANs, 5/20/2011	8,085,280
1,350,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2012	1,404,959
3,990,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2013	4,268,701
4,000,000	Illinois State, UT GO, 3.00% TRANs, 4/15/2011	4,034,200
1,200,000	Quincy, IL, Refunding Revenue Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2010	1,203,900
1,000,000	Quincy, IL, Refunding Revenue Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2011	1,028,320
	TOTAL	27,597,486
	Indiana – 1.1%
860,000	Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2010	862,847
1,270,000	Indiana State Finance Authority, Environmental Facilities Refunding Revenue Bonds (Series 2009B), 4.90% (Indianapolis, IN Power & Light Co.), 1/1/2016	1,394,828
1,000,000	Jasper County, IN, PCR Refunding Bonds (Series 1994B), 5.20% (Northern Indiana Public Service Company)/(National Public Finance Guarantee Corporation INS), 6/1/2013	1,068,010
2,000,000	Purdue University, IN, Student Fee Bonds (Series 2010Y), 4.00%, 7/1/2013	2,179,620
900,000	Purdue University, IN, Student Fee Bonds (Series 2010Y), 4.50%, 7/1/2015	1,032,750
1,500,000	St. Joseph County, IN, Variable Rate Educational Facilities Revenue Bonds (Series 2005), 3.875% TOBs (University of Notre Dame), Mandatory Tender 3/1/2012	1,552,785
	TOTAL	8,090,840
	Iowa – 0.3%
1,000,000	Iowa Finance Authority, Health Facilities Development Refunding Revenue Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2011	1,003,210
1,000,000	Iowa Finance Authority, PCR Refunding Bonds (Series 2005), 5.00% (Interstate Power and Light Co.)/(FGIC INS), 7/1/2014	1,081,710
	TOTAL	2,084,920

Principal Amount		Value
	Kansas – 0.5%
$350,000	Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2012	368,669
3,165,000	Wichita, KS Water & Sewer Utility, Refunding Revenue Bonds (Series 2005A), 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 10/1/2011	3,310,558
	TOTAL	3,679,227
	Louisiana – 0.3%
2,000,000	DeSoto Parish, LA, PCR Refunding Bonds (Series 2010), 3.25% TOBs (Southwestern Electric Power Co.), Mandatory Tender 1/2/2015	2,043,080
	Massachusetts – 4.4%
3,000,000	Berkshire, MA Regional Transportation Authority, 2.25% RANs, 9/29/2011	3,019,230
2,680,000	Brockton, MA Area Transit Authority, 2.00% BANs, 8/5/2011	2,698,358
4,000,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds ) (Series 2010A), 0.65%, 2/1/2013	3,976,440
1,250,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds) (Series 2010A), 0.80%, 2/1/2014	1,242,000
2,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2015	2,271,380
1,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2017	1,156,380
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2008 T-2), 4.10% TOBs (Northeastern University), Mandatory Tender 4/19/2012	1,041,670
8,500,000	Massachusetts State HFA, Construction Loan Notes (Series 2009D), 5.00%, 9/1/2012	9,053,350
2,000,000	Massachusetts State Special Obligation, Dedicated Tax Revenue Bonds, 5.25% (United States Treasury PRF 1/1/2014@100), 1/1/2020	2,277,560
6,000,000	Montachusett, MA Regional Transit Authority, 2.00% RANs, 8/12/2011	6,039,420
	TOTAL	32,775,788
	Michigan – 2.8%
500,000	Grand Rapids, MI Water Supply System, Refunding Revenue Bonds (Series 2010), 4.00%, 1/1/2015	554,355
1,375,000	Grand Rapids, MI Water Supply System, Refunding Revenue Bonds (Series 2010), 5.00%, 1/1/2016	1,603,566
1,500,000	Grand Rapids, MI Water Supply System, Refunding Revenue Bonds (Series 2010), 5.00%, 1/1/2017	1,764,180
750,000	Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2012	792,990
1,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Credit Group), 11/15/2016	1,150,320
3,335,000	Michigan State Hospital Finance Authority, Variable Rate Revenue Bonds (Series 1999B-3), 2.00% TOBs (Ascension Health Credit Group), Mandatory Tender 8/1/2014	3,364,548
1,500,000	Michigan State South Central Power Agency, Power Supply Refunding Revenue Bonds, 4.50% (AMBAC Assurance Corporation INS), 11/1/2011	1,556,310
3,000,000	Michigan State Strategic Fund, Solid Waste Disposal LT Obligation Refunding Revenue Bonds (Series 2004), 2.80% (Waste Management, Inc.), 12/1/2013	3,014,520
1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2010	1,004,020
1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.25% (FGIC INS)/(National Public Finance Guarantee Corporation LOC), 11/1/2013	1,125,570
1,230,000	Michigan Strategic Fund, Variable Rate Limited Obligation Refunding Revenue Bonds (Series 2009CT), 3.05% TOBs (Detroit Edison Co.), Mandatory Tender 12/3/2012	1,260,271
500,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2009), 3.00%, 1/1/2011	502,920
2,000,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2009), 3.00%, 1/1/2012	2,052,440
1,000,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2009), 4.00%, 1/1/2013	1,065,960
	TOTAL	20,811,970
	Minnesota – 2.0%
5,740,000	Chaska, MN ISD No.112, UT GO Bonds, 4.00% (GTD by Minnesota State), 2/1/2015	6,433,335
5,000,000	Minnesota State, UT GO Bonds (Series 2010A), 5.00%, 8/1/2018	6,073,900
2,000,000	Nobles County, MN, UT GO Temporary Water System Bonds (Series 2009C), 3.00% (GTD by Minnesota State), 8/1/2012	2,089,920
300,000	St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2011	305,310
300,000	St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2012	312,708
225,000	St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2012	229,144
	TOTAL	15,444,317

Principal Amount		Value
	Mississippi – 2.3%
$1,350,000	Mississippi Development Bank, Special Obligation Bonds (Series 2010A), 3.00%, 1/1/2012	1,389,002
5,850,000	Mississippi Development Bank, Special Obligation Bonds (Series 2010A), 4.00%, 1/1/2013	6,249,379
3,185,000	Mississippi Development Bank, Special Obligation Bonds (Series 2010A), 5.00%, 1/1/2014	3,567,741
1,000,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections)/(United States Treasury COL), 8/1/2012	1,082,000
1,000,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections)/(United States Treasury COL), 8/1/2015	1,179,190
3,250,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (2010 Series 1), 5.00% (North Mississippi Health Services), 10/1/2017	3,726,288
	TOTAL	17,193,600
	Missouri – 0.8%
1,000,000	Kirkwood, MO IDA, Tax-Exempt Mandatory Paydown Securities-50 (Series 2010C-3), 6.50% (Aberdeen Heights Project), 5/15/2015	1,005,890
1,670,000	Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,693,731
1,125,000	Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2011	1,135,136
1,185,000	Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2012	1,224,093
1,240,000	Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2013	1,300,599
	TOTAL	6,359,449
	Nebraska – 0.2%
730,000	Lancaster County, NE Hospital Authority No. 1, 5.00% (BryanLGH Health System), 6/1/2012	767,018
725,000	Lancaster County, NE Hospital Authority No. 1, Hospital Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2011	735,310
	TOTAL	1,502,328
	Nevada – 0.2%
1,000,000	Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,049,450
425,000	Henderson, NV, Health Facility Revenue Bonds (Series 2007B), 5.00% (Catholic Healthcare West), 7/1/2013	457,194
	TOTAL	1,506,644
	New Jersey – 2.1%
1,695,700	Egg Harbor, NJ, (Series 2010A), 1.50% BANs, 2/9/2011	1,699,413
4,000,000	Jersey City, NJ, (Series 2010C), 1.75% BANs, 11/30/2010	4,002,200
3,500,000	Monmouth County, NJ Bayshore Outfall Authority, (Series 2010), 2.00% BANs, 3/1/2011	3,508,645
2,000,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2014	2,231,460
1,000,000	Newark, NJ, Refunding UT GO Notes , 3.25%, 12/16/2010	1,001,380
3,299,000	Upper Deerfield Township, NJ, 1.50% BANs, 3/4/2011	3,306,291
	TOTAL	15,749,389
	New Mexico – 0.5%
2,450,000	Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	2,458,918
1,335,000	Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 4.00% (Intel Corp.), 6/1/2015	1,387,132
	TOTAL	3,846,050
	New York – 4.4%
1,000,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2010A), 5.00%, 5/1/2014	1,128,880
1,000,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2010A), 5.00%, 5/1/2015	1,148,650
2,165,000	Nassau County, NY, Refunding UT GO Bonds (Series 2009E), 4.00%, 6/1/2013	2,348,917
3,825,000	New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (Series 2010I-2), 5.00%, 11/1/2017	4,566,476
2,055,000	New York City, NY, UT GO Bonds (Fiscal 2010 Series C), 5.00%, 8/1/2013	2,291,489
3,000,000	New York City, NY, UT GO Bonds (Fiscal 2011 Series B), 5.00%, 8/1/2017	3,534,090
2,655,000	New York City, NY, UT GO Bonds (Series 2005O), 5.00%, 6/1/2013	2,945,404
1,345,000	New York City, NY, UT GO Bonds (Series A), 5.00%, 8/1/2016	1,576,058
8,000,000	New York State Urban Development Corp., Service Contract Refunding Revenue Bonds (Series 2010B), 5.00%, 1/1/2016	9,281,760
4,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Mandatory Tender Bonds (Series 2009A-1), 4.00% TOBs, Mandatory Tender 11/15/2012	4,285,200
	TOTAL	33,106,924

Principal Amount		Value
	North Carolina – 3.8%
$1,145,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2010A), 5.00%, 1/1/2015	1,293,827
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	1,087,930
2,840,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds (Series 2003F), 5.50%, 1/1/2014	3,205,054
315,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2011	317,262
725,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2012	748,918
2,550,000	North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2010), 5.00% (North Carolina Baptist), 6/1/2014	2,877,955
1,245,000	North Carolina Medical Care Commission, Hospital Refunding Revenue Bonds (Series 2010), 5.00% (North Carolina Baptist), 6/1/2015	1,422,512
8,000,000	North Carolina State, Refunding UT GO Bonds (Series 2010B), 5.00%, 6/1/2016	9,552,240
3,000,000	North Carolina State, UT GO Bonds (Series 2003), 5.00%, 5/1/2012	3,217,470
2,000,000	North Carolina State, UT GO Bonds (Series 2006A), 5.00%, 6/1/2014	2,300,380
2,000,000	Wake County, NC, Public Improvement UT GO Bonds, 5.00%, 3/1/2015	2,337,540
	TOTAL	28,361,088
	Ohio – 4.5%
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.00%, 6/1/2014	2,093,240
1,800,000	Cleveland, OH Public Power System, Refunding Revenue Bonds (Series 2010), 5.00%, 11/15/2016	2,067,372
2,685,000	Cleveland, OH Public Power System, Refunding Revenue Bonds (Series 2010), 5.00%, 11/15/2017	3,086,139
1,135,000	Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.75% TOBs (Franciscan Care Center), Optional Tender 3/1/2011	1,137,781
2,000,000	Ohio State Air Quality Development Authority, Air Quality Refunding Revenue Bonds (Series 2009A), 3.875% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	2,094,140
8,630,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2006A), 2.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/3/2013	8,637,422
2,000,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-A), 5.70% (FirstEnergy Solutions Corp.), 2/1/2014	2,217,300
4,000,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-D), 4.75% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 8/1/2012	4,187,760
795,000	Ohio State Building Authority, State Facilities Refunding Revenue Bonds (Series 2010C), 5.00%, 10/1/2016	935,421
2,000,000	Ohio State Building Authority, State Facilities Refunding Revenue Bonds (Series 2010C), 5.00%, 10/1/2018	2,369,380
3,000,000	Ohio State University, 5.00%, 12/1/2013	3,396,540
1,905,000	Trotwood, OH, 2.00% BANs, 3/16/2011	1,908,543
	TOTAL	34,131,038
	Oklahoma – 2.2%
5,000,000	Grand River Dam Authority, OK, Refunding Revenue Bonds (Series 2002A), 5.00% (Assured Guaranty Municipal Corp. INS), 6/1/2012	5,359,900
1,580,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 4.00% (Putnam City Public Schools), 3/1/2013	1,668,891
3,380,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 4.00% (Putnam City Public Schools), 3/1/2014	3,618,053
3,065,000	Oklahoma State Capital Improvement Authority, State Facilities Refunding Revenue Bonds (Series 2010A), 5.00% (Oklahoma State), 7/1/2016	3,611,490
2,000,000	Oklahoma State Capital Improvement Authority, State Facilities Refunding Revenue Bonds (Series 2010A), 5.00% (Oklahoma State), 7/1/2017	2,371,620
	TOTAL	16,629,954
	Pennsylvania – 5.7%
4,300,000	Allegheny County, PA HDA, Adjustable Rate Hospital Revenue Bonds (Series 2010F), 1.32% (UPMC Health System), 5/15/2038	4,257,430
4,125,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,677,379
160,000	Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 4.50% (Residential Resources Inc. Project), 9/1/2011	162,054
3,000,000	Pennsylvania EDFA, (Series B), 0.90% TOBs (Republic Services, Inc.), Mandatory Tender 1/3/2011	3,000,000
2,000,000	Pennsylvania EDFA, Exempt Facilities Refunding Revenue Bonds (Series 2009A), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	2,017,320

Principal Amount		Value
$1,000,000	Pennsylvania EDFA, Exempt Facilities Refunding Revenue Bonds (Series 2009B), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	1,008,660
2,000,000	Pennsylvania EDFA, PCR Refunding Bonds (Series 2008), 4.85% TOBs (PPL Electric Utilities Corp.), Mandatory Tender 10/1/2010	2,000,120
1,215,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2006), 2.75% (Waste Management, Inc.), 9/1/2013	1,230,103
2,795,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	2,820,518
4,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Refunding Revenue Bonds (Series 2010), 5.00% (Philadelphia Funding Program), 6/15/2015	4,654,040
3,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Refunding Revenue Bonds (Series 2010), 5.00% (Philadelphia Funding Program), 6/15/2016	3,528,810
420,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2011	427,816
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,109,610
3,970,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2014	4,449,298
4,250,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 5.00% (UPMC Health System), 5/15/2015	4,819,118
1,780,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009A), 3.00% (Assured Guaranty Corp. INS), 6/1/2011	1,810,331
935,000	Philadelphia, PA Authority for Industrial Development, Adjustable Rate Revenue Bonds (Series 2003B), 4.75% TOBs (Cathedral Village), Optional Tender 4/1/2011	930,746
	TOTAL	42,903,353
	Rhode Island – 0.2%
1,600,000	Rhode Island State Health and Educational Building Corp., Hospital Financing Refunding Revenue Bonds (Series 2006A), 5.00% (Lifespan Obligated Group), 5/15/2011	1,633,568
	South Carolina – 2.3%
2,075,000	Jasper County, SC, Special Source Revenue (Series 2010), 2.35% BANs, 2/11/2011	2,075,394
2,000,000	Piedmont Municipal Power Agency, SC, Electric Refunding Revenue Bonds (Series 2009A-2), 5.00%, 1/1/2015	2,246,000
5,000,000	Piedmont Municipal Power Agency, SC, Refunding Revenue Bonds (Series 2008A-3), 5.00%, 1/1/2016	5,640,450
2,000,000	Richland County, SC, Environmental Improvement Revenue & Refunding Bonds (Series 2007A), 4.60% (International Paper Co.), 9/1/2012	2,105,940
5,950,000	South Carolina Jobs-EDA, Hospital Revenue Bonds (Floating Rate Notes), 1.02% (Palmetto Health Alliance) Mandatory Tender 8/1/2013	5,643,159
	TOTAL	17,710,943
	Tennessee – 2.3%
1,000,000	Memphis, TN Electric System, Subordinate Refunding Revenue Bonds (Series 2010), 5.00%, 12/1/2014	1,156,950
750,000	Memphis, TN Electric System, Subordinate Refunding Revenue Bonds (Series 2010), 5.00%, 12/1/2015	878,865
4,000,000	Metropolitan Government Nashville & Davidson County, TN, UT GO Refunding Bonds (Series 2010D), 5.00%, 7/1/2016	4,737,280
3,000,000	Metropolitan Nashville, TN Airport Authority, Airport Improvement Refunding Revenue Bonds (Series 2010B), 4.00% (Assured Guaranty Municipal Corp. INS), 7/1/2013	3,238,620
4,500,000	Metropolitan Nashville, TN Airport Authority, Airport Improvement Refunding Revenue Bonds (Series 2010B), 4.00% (Assured Guaranty Municipal Corp. INS), 7/1/2014	4,928,805
2,000,000	Metropolitan Nashville, TN Airport Authority, Airport Improvement Refunding Revenue Bonds (Series 2010B), 4.00% (Assured Guaranty Municipal Corp. INS), 7/1/2015	2,204,420
	TOTAL	17,144,940
	Texas – 6.4%
1,000,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 2.00% (Bryan, TX Electric System), 7/1/2011	1,010,460
1,680,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 3.00% (Bryan, TX Electric System), 7/1/2012	1,741,942
600,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 3.00% (Bryan, TX Electric System), 7/1/2013	631,824
1,165,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 3.00% (Bryan, TX Electric System), 7/1/2013	1,184,362
1,045,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 5.00% (Bryan, TX Electric System), 7/1/2015	1,199,263
400,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 5.00% (Bryan, TX Electric System), 7/1/2015	426,244
1,150,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 5.00% (Bryan, TX Electric System), 7/1/2016	1,334,196
1,275,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 5.00% (Bryan, TX Electric System), 7/1/2016	1,354,177
2,000,000	Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B0, 5.25% (Methodist Hospital, Harris County, TX), 12/1/2014	2,277,380
1,000,000	Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2015	1,144,670

Principal Amount		Value
$2,375,000	Houston, TX Combined Utility System, First Lien Refunding Revenue Bonds (Series 2010C), 4.00%, 11/15/2016	2,662,042
4,685,000	Houston, TX Combined Utility System, First Lien Refunding Revenue Bonds (Series 2010C), 5.00%, 11/15/2015	5,530,221
1,790,000	Houston, TX Combined Utility System, First Lien Refunding Revenue Bonds (Series 2010C), 5.00%, 11/15/2016	2,140,249
6,065,000	Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2010), 5.00%, 5/15/2015	6,986,213
3,000,000	Mission, TX Economic Development Corp., Revenue Bonds, 1.30% TOBs (Republic Services, Inc.), Mandatory Tender 10/1/2010	3,000,000
3,000,000	Mission, TX Economic Development Corp., Solid Waste Disposal Revenue Bonds (Series 2006), 3.75% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	3,039,180
1,000,000	San Antonio, TX Water System, Junior Lien Refunding Revenue Bonds (Series 2010), 3.00%, 5/15/2013	1,057,270
2,600,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2016	3,099,122
3,105,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2017	3,731,092
2,000,000	Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2006), 5.00% (Texas State), 4/1/2012	2,135,660
1,110,000	Texas State, College Student Loan Bonds (Series 2010), 5.00%, 8/1/2014	1,277,810
1,000,000	Titus County, TX Fresh Water Supply District No. 1, PCR Refunding Revenue Bonds (Series 2008), 4.50% (Southwestern Electric Power Co.), 7/1/2011	1,020,450
	TOTAL	47,983,827
	Utah – 1.3%
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.25%, 7/1/2013	1,115,100
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.50%, 7/1/2014	1,106,020
1,350,000	Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2015	1,552,095
5,000,000	Utah State, UT GO Bonds (Series 2009C), 5.00%, 7/1/2017	6,035,900
	TOTAL	9,809,115
	Virginia – 3.0%
3,750,000	Covington, VA, GO Bond Anticipation Notes, 3.375%, 12/1/2012	3,838,575
2,000,000	Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 5.00% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2011	2,083,300
7,000,000	Norfolk, VA, (Series C), 1.50% BANs, 4/1/2011	7,036,890
3,500,000	Pittsylvania County, VA, UT GO School Refunding Notes (Series 2010A), 3.50%, 7/15/2013	3,563,840
1,000,000	Virginia Peninsula Port Authority, Refunding Revenue Bonds (Series 2003), 5.00% TOBs (Dominion Terminal Associates)/(GTD by Dominion Resources, Inc.), Mandatory Tender 10/1/2011	1,026,970
3,000,000	Virginia State, Refunding UT GO Bonds (Series 2004B), 5.00%, 6/1/2012	3,228,570
1,430,000	York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	1,525,009
	TOTAL	22,303,154
	Washington – 1.7%
2,170,000	Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,407,572
1,000,000	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds (Series 2010B), 5.00%, 2/1/2016	1,175,730
1,000,000	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds (Series 2010B), 5.00%, 2/1/2017	1,186,570
2,500,000	Snohomish County, WA Public Utility District No. 1, Generation System Revenue Refunding Bonds, 5.00%, 12/1/2013	2,831,300
2,500,000	Snohomish County, WA Public Utility District No. 1, Generation System Revenue Refunding Bonds, 5.00%, 12/1/2014	2,903,450
890,000	Washington State Higher Education Facilities Authority, Refunding Revenue Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2010	891,913
1,105,000	Washington State Higher Education Facilities Authority, Refunding Revenue Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2012	1,149,344
	TOTAL	12,545,879
	West Virginia – 0.8%
1,000,000	West Virginia EDA, PCR Refunding Bonds (Series 2008C), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	1,070,260
5,000,000	West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.125% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	5,081,000
	TOTAL	6,151,260
	Wisconsin – 0.5%
1,075,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2010A), 5.00% (Aurora Health Care, Inc.), 4/15/2013	1,147,294
1,200,000	Wisconsin State Clean Water, Revenue Bonds (Series 1), 3.00%, 6/1/2012	1,250,052
865,000	Wisconsin State Clean Water, Revenue Bonds (Series 1), 3.00%, 6/1/2013	917,592

Principal Amount		Value
$350,000	Wisconsin State HEFA, Revenue Bonds, Series 2006A, 5.00% (Marshfield Clinic), 2/15/2012	362,120
425,000	Wisconsin State HEFA, Revenue Bonds, Series 2006A, 5.00% (Marshfield Clinic), 2/15/2013	446,556
	TOTAL	4,123,614
	Wyoming – 0.5%
3,650,000	Albany County, WY, PCRBs (Series 1985), 2.50% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2010	3,659,307
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $687,436,495)	700,158,532
	SHORT-TERM MUNICIPALS – 9.6%;2
	Alaska – 0.5%
4,000,000	Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(GTD by BP PLC), 0.330%, 10/1/2010	4,000,000
	Florida – 3.6%
2,990,000	Florida State Municipal Power Agency, (Series 2008E) Daily VRDNs (SunTrust Bank LOC), 0.350%, 10/1/2010	2,990,000
10,390,000	New College of Florida Development Corp., (Series 2006) Weekly VRDNs (SunTrust Bank LOC), 0.620%, 10/6/2010	10,390,000
6,810,000	Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 0.620%, 10/6/2010	6,810,000
6,815,000	Volusia County, FL Education Facility Authority, (Series 2001) Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC), 0.620%, 10/6/2010	6,815,000
	TOTAL	27,005,000
	Georgia – 1.8%
13,645,000	Albany-Dougherty County, GA Hospital Authority, (Series 2008B) Daily VRDNs (Phoebe Putney Memorial Hospital)/(Regions Bank, Alabama LOC), 0.750%, 10/1/2010	13,645,000
	Louisiana – 0.1%
1,000,000	Louisiana Public Facilities Authority, (Series 2008C) Daily VRDNs (Air Products & Chemicals, Inc.), 0.450%, 10/1/2010	1,000,000
	Massachusetts – 1.3%
3,000,000	Massachusetts IFA, (Series 1992B), 0.90% CP (New England Power Co.), Mandatory Tender 10/25/2010	3,000,000
7,000,000	Massachusetts IFA, (Series 1992B), 0.90% CP (New England Power Co.), Mandatory Tender 11/8/2010	7,000,000
	TOTAL	10,000,000
	Mississippi – 0.7%
5,000,000	Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(Regions Bank, Alabama LOC), 1.080%, 10/7/2010	5,000,000
	Tennessee – 0.9%
7,000,000	McMinn County, TN IDB, (Series 2006) Weekly VRDNs (Tennessee Wesleyan College)/(Regions Bank, Alabama LOC), 1.080%, 10/7/2010	7,000,000
	West Virginia – 0.7%
5,000,000	Grant County, WV County Commission, PCRB (Series 1994), 1.00% CP (Virginia Electric & Power Co.), Mandatory Tender 10/21/2010	5,000,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	72,650,000
	TOTAL INVESTMENTS — 102.6% (IDENTIFIED COST $760,086,495)[3]	772,808,532
	OTHER ASSETS AND LIABILITIES - NET — (2.6)%[4]	(19,800,757)
	TOTAL NET ASSETS — 100%	$753,007,775

At September 30, 2010, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2010, this restricted security amounted to $8,082,320, which represented 1.1% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at September 30, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 2.375% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2013	1/27/2010	$8,000,000	$8,082,320
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	At September 30, 2010, the cost of investments for federal tax purposes was $760,080,756. The net unrealized appreciation of investments for federal tax purposes was $12,727,776. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,293,084 and net unrealized depreciation from investments for those securities having an excess of cost over value of $565,308.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation
ARS	— Auction Rate Securities
BANs	— Bond Anticipation Notes
CDA	— Communities Development Authority
COL	— Collateralized
COP	— Certificate of Participation
CP	— Commercial Paper
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
FGIC	— Financial Guaranty Insurance Company
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRBs	— Industrial Development Revenue Bonds
IFA	— Industrial Finance Authority
INS	— Insured
ISD	— Independent School District
LOC	— Letter of Credit
LT	— Limited Tax
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRB(s)	— Pollution Control Revenue Bond(s)
PRF	— Prerefunded
RANs	— Revenue Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Short-Intermediate Duration Municipal Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher
Principal Executive Officer
Date	November 18, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 18, 2010